Segment Reporting Net Sales by Product Category (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Revenue from External Customer [Line Items]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
Condiments and sauces
Revenue from External Customer [Line Items]
Net sales									6,406	6,752	6,429
Cheese and dairy
Revenue from External Customer [Line Items]
Net sales									4,890	5,287	5,409
Ambient foods
Revenue from External Customer [Line Items]
Net sales									2,475	2,576	2,564
Meats and seafood
Revenue from External Customer [Line Items]
Net sales									2,406	2,505	2,567
Frozen and chilled foods
Revenue from External Customer [Line Items]
Net sales									2,371	2,548	2,578
Refreshment beverages
Revenue from External Customer [Line Items]
Net sales									1,504	1,507	1,506
Coffee
Revenue from External Customer [Line Items]
Net sales									1,271	1,438	1,422
Infant and nutrition
Revenue from External Customer [Line Items]
Net sales									512	756	755
Desserts, toppings and baking
Revenue from External Customer [Line Items]
Net sales									1,032	1,038	1,033
Nuts and salted snacks
Revenue from External Customer [Line Items]
Net sales									966	967	970
Other
Revenue from External Customer [Line Items]
Net sales									$ 1,144	$ 894	$ 843